Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 31,757	$ 21,337	$ 9,634
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,867	10,299	9,052
Stock based compensation	5,383	5,458	5,493
Gain from sale of available-for-sale marketable securities	(21)
Amortization of premiums, accretion of discounts and accrued interest on available-for-sale marketable securities, net	2,198	3,652	1,877
Accrued interest on bank deposits	(354)	(243)	(137)
Decrease in accrued severance pay, net	(165)	(59)	(591)
Changes in deferred income taxes, net	(1,584)	(1,358)	(5)
Decrease (increase) in trade receivables, net	(5,843)	3,978	60
Decrease (increase) in other current assets and prepaid expenses	(1)	772	(468)
Decrease (increase) in inventories	(398)	(2,425)	70
Increase (decrease) in trade payables	4,816	(814)	214
Increase in deferred revenues	296	977	13,358
Increase in other payables and accrued expenses	5,941	1,206	2,409
Excess tax benefit from stock-based compensation	(372)	(790)
Net cash provided by operating activities	51,520	41,990	40,966
Cash flows from investing activities:
Purchase of property and equipment	(9,337)	(5,734)	(5,650)
Investment in other long-term assets	(13)	(35)	(88)
Investment in bank deposits	(30,653)	(32,089)	(21,174)
Purchase of available-for-sale marketable securities	(32,066)	(68,777)	(75,814)
Proceeds from redemption and maturity of available-for-sale marketable securities	12,183	57,423	37,201
Payment for acquisition of Intangible assets			(1,200)
Net cash used in investing activities	(59,886)	(49,212)	(66,725)
Cash flows from financing activities:
Proceeds from exercise of stock options	10,656	8,534	21,200
Excess tax benefit from stock-based compensation	372	790
Net cash provided by financing activities	11,028	9,324	21,200
Increase (decrease) in cash and cash equivalents	2,662	2,102	(4,559)
Cash and cash equivalents at the beginning of the year	17,386	15,284	19,843
Cash and cash equivalents at the end of the year	20,048	17,386	15,284
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 967	$ 847	$ 719